Leases - Maturity of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Maturity of operating lease liabilities
2021	¥ 9,504
2022	6,696
2023	106
Total future minimum payments	16,306
Less: interest	645
Present value of operating lease liabilities	¥ 15,661